Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Non-controlling interests

24.         Non-controlling interests

As of December 31, 2020, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2020
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	32.50%	(44,142,857)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(35,235,533)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(42,530,617)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(12,256,043)
Henan Yanchuang Enterprise Management Consulting Co. Ltd	49.00%	(225,290,809)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	(2,257,587)
Others		1,282,244

Total		(360,431,202)

As of December 31, 2021, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2021
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	47.14%	(72,201,420)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(36,937,776)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(40,429,789)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(12,542,785)
Henan Yanchuang Enterprise Management Consulting Co. Ltd	49.00%	—
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	756,256
Others		2,224,788

Total		(159,130,726)